Unearned Revenue Disclosure: Schedule of Loss on Reacquisition of Distribution Rights (Details) - USD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
Details
Non-refundable deposit on distribution rights	$ 250,000
Warrants issued, value	352,093	$ 193,665
Loss on reacquisition of distribution rights	$ 102,094	$ 0